UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   November 15, 2010
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$99,436 (thousands)

List of Other Included Managers:

FORM 13F INFORMATION TABLE                   Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: September 30, 2010                                                                 Item 8:
          Item 1:                Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of               Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other     (a)    (b)  (c)
           Issuer                 Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole   SharedNone
                                                         Value   Principal
                                                        (X$1000)   Amount
ABOVENET INC                COM              00374N107      2,475    47,509  SH        SOLE              47,509
ACE LTD                     SHS              H0023R105      2,861    49,114  SH        SOLE              49,114
APOLLO COML REAL EST FIN    COM              03762U105      1,254    78,028  SH        SOLE              78,028
CABLEVISION SYS CORP        CL A NY CABLVS   12686C109      7,425   283,500  SH        SOLE             283,500
CAPITAL ONE FINL CORP       COM              14040H105      3,560    90,000  SH        SOLE              90,000
CBS CORP NEW                CL B             124857202      4,758   300,000  SH        SOLE             300,000
DYNEX CAP INC               COM              26817Q506      1,888   175,155  SH        SOLE             175,155
EATON VANCE LTD DUR INCOM   COM              27828H105        501    30,500  SH        SOLE              30,500
EQUINIX INC                 COM              29444U502      7,590    74,158  SH        SOLE              74,158
HORSEHEAD HLDG CORP         COM              440694305      2,862   290,000  SH        SOLE             290,000
ING PRIME RATE TR           SH BEN INT       44977W106        315    54,900  SH        SOLE              54,900
INTRALINKS HLDGS INC        COM              46118H104      1,217    71,991  SH        SOLE              71,991
INVESCO VAN KAMP DYN CRDT   COM              46132R104        597    50,000  SH        SOLE              50,000
JPMORGAN CHASE & CO         *W EXP 10/28/201 46634E114      2,603    98,738  SH        SOLE              98,738
JPMORGAN CHASE & CO         COM              46625H100      2,072   113,005  SH        SOLE             113,005
KANSAS CITY SOUTHERN        COM              485170302     10,849   290,000  SH        SOLE             290,000
LIBERTY MEDIA CORP NEW      LIB STAR COM A   53071M708      2,499    38,500  SH        SOLE              38,500
MARRIOTT INTL INC NEW       CL A             571903202      3,589   100,154  SH        SOLE             100,154
NATIONAL CINEMEDIA INC      COM              635309107      1,969   110,012  SH        SOLE             110,012
OMNICOM GROUP INC           COM              681919106      2,923    74,025  SH        SOLE              74,025
PENNANTPARK INVT CORP       COM              708062104        212    20,000  SH        SOLE              20,000
PENNYMAC MTG INVT TR        COM              70931T103      1,102    61,600  SH        SOLE              61,600
PLAINS EXPL& PRODTN CO      COM              726505100      8,550   320,600  SH        SOLE             320,600
POWER ONE INC NEW           COM              73930R102      2,818   310,000  SH        SOLE             310,000
SAVVIS INC                  COM              805423308        527    25,000  SH        SOLE              25,000
SEAHAWK DRILLING INC        COM              81201R107      1,693   200,114  SH        SOLE             200,114
SPDR S&P 500 ETF TR         TR UNIT          78462F103      2,853    25,000  SH        SOLE              25,000
STARWOOD HOTELS&RESORTS W   COM              85590A401      3,678    70,000  SH        SOLE              70,000
THL CR INC                  COM              872438106      1,296   110,000  SH        SOLE             110,000
TIME WARNER CABLE INC       COM              88732J207      2,592    48,000  SH        SOLE              48,000
GRACE W R & CO DEL NEW      COM              38388F108      4,750   170,000  SH        SOLE             170,000
XL GROUP PLC                SHS              G98290102      5,559   256,664  SH        SOLE             256,664